Capital Requirements	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Regulatory Matters
Note 13. Capital Requirements

The Company and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s and the Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components (such as interest rate risk), risk weightings and other factors. Prompt corrective action provisions are not applicable to bank holding companies.

During 2013, the federal bank regulatory agencies adopted rules to implement the Basel III capital framework and a revised risk weighting framework, and other related changes to the prompt corrective action framework. For a summary of these regulatory changes, refer to Part I, Item 1. “Business” under the heading “Regulation and Supervision—Capital Requirements” in the 2013 Form 10-K.

As of June 30, 2014, the most recent notification from the Reserve Bank categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, an institution must maintain minimum total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the following tables. There are no conditions or events since the notification that management believes have changed the Bank’s category. A comparison of the June 30, 2014 and December 31, 2013 capital ratios of the Company and the Bank with minimum regulatory guidelines is as follows:

			Minimum To Be
As of June 30, 2014			Well-Capitalized
		Minimum	Under Prompt
		Capital	Corrective Action
	Actual Capital	Requirements	Provisions
Total Risk-Based Capital Ratio:
Company	20.03%	8.00%	N/A
Bank	14.80%	8.00%	10.00%

Tier 1 Risk-Based Capital Ratio:
Company	18.77%	4.00%	N/A
Bank	13.54%	4.00%	6.00%

Leverage Ratio:
Company	12.66%	4.00%	N/A
Bank	9.13%	4.00%	5.00%

			Minimum to be
As of December 31, 2013			Well-Capitalized
		Minimum	Under Prompt
		Capital	Corrective Action
	Actual Capital	Requirements	Provisions
Total Risk-Based Capital Ratio:
Company	19.48%	8.00%	N/A
Bank	13.98%	8.00%	10.00%

Tier 1 Risk-Based Capital Ratio:
Company	18.22%	4.00%	N/A
Bank	12.71%	4.00%	6.00%

Leverage Ratio:
Company	12.06%	4.00%	N/A
Bank	8.43%	4.00%	5.00%

Note 17. Regulatory Matters

The Company and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s and the Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components (such as interest rate risk), risk weightings and other factors. Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier 1 Capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier 1 capital (as defined) to average assets (as defined). For the Company, Tier 1 Capital consists of shareholders’ equity and qualifying trust preferred securities, excluding any net unrealized gain (loss) on securities available for sale, disallowed deferred tax assets, goodwill and intangible assets. For the Bank, Tier 1 Capital consists of shareholders’ equity excluding any net unrealized gain (loss) on securities available for sale, disallowed deferred tax assets, goodwill and intangible assets. For the Company and the Bank, total capital consists of Tier 1 Capital and the allowable portion of the allowance for loan losses, excluding any investments in unconsolidated subsidiaries. Risk-weighted assets for the Company and the Bank were $658.9 million and $658.6 million, respectively at December 31, 2013 and $673.1 million and $671.6 million, respectively at December 31, 2012. Management believes, as of December 31, 2013 and 2012, that the Company and the Bank met all capital adequacy requirements to which they are subject.

For information concerning the Written Agreement and the MOU, see Note 26 — Regulatory Agreements.

During 2013, the federal bank regulatory agencies adopted rules to implement the Basel III capital framework and a revised risk weighting framework, and other related changes to the prompt corrective action framework. For a summary of these regulatory changes, see Part I, Item 1 of this Annual Report on Form 10-K, under “Regulation and Supervision — Capital Requirements.”

As of December 31, 2013, the most recent notification from the Reserve Bank categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, an institution must maintain minimum total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the following tables. There are no conditions or events since the notification that management believes have changed the Bank’s category. The Company’s and the Bank’s actual capital amounts and ratios as of December 31, 2013 and 2012 are also presented in the table.

	Actual		Minimum Capital Requirement		Minimum To Be Well Capitalized Under Prompt Corrective Action Provision
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
As of December 31, 2013:
Total capital to risk weighted assets:
Company	$128,345	19.48%	$52,710	8.00%	N/A	N/A
Bank	92,038	13.98%	52,685	8.00%	$65,856	10.00%
Tier 1 capital to risk weighted assets:
Company	$120,031	18.22%	$26,355	4.00%	N/A	N/A
Bank	83,728	12.71%	26,342	4.00%	$39,514	6.00%
Tier 1 capital to average assets:
Company	$120,031	12.06%	$39,803	4.00%	N/A	N/A
Bank	83,728	8.43%	39,731	4.00%	$49,664	5.00%
	(dollars in thousands)
As of December 31, 2012:
Total capital to risk weighted assets:
Company	$93,400	13.88%	$53,846	8.00%	N/A	N/A
Bank	89,425	13.32%	53,725	8.00%	$67,156	10.00%
Tier 1 capital to risk weighted assets:
Company	$85,071	12.64%	$26,923	4.00%	N/A	N/A
Bank	81,115	12.08%	26,862	4.00%	$40,294	6.00%
Tier 1 capital to average assets:
Company	$85,071	8.13%	$41,875	4.00%	N/A	N/A
Bank	81,115	7.76%	41,815	4.00%	$52,268	5.00%